Income taxes - Components of income tax expense/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense:
Germany	€ 3,362	€ 15,883	€ 26,239
Other countries	4	9	65
Current income tax expense	3,366	15,892	26,304
Deferred income tax benefit:
Germany	(9,617)	(3,501)	(19,763)
Other countries	(3)	0	29
Deferred income tax benefit	(9,620)	(3,501)	(19,734)
Income tax expense/(benefit)	€ (6,254)	€ 12,391	€ 6,570